PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Common Stocks
Aerospace & Defense — 2.5%
Airbus SE (France)*	125,545	$14,237,913
Raytheon Technologies Corp.	305,226	23,584,813
		37,822,726
Air Freight & Logistics — 0.9%
FedEx Corp.	48,145	13,675,106
Airlines — 1.0%
Delta Air Lines, Inc.*	298,253	14,399,655
Automobiles — 2.5%
General Motors Co.*	652,808	37,510,348
Banks — 12.0%
Bank of America Corp.	1,037,265	40,131,783
Citigroup, Inc.	381,802	27,776,096
JPMorgan Chase & Co.	347,550	52,907,536
PNC Financial Services Group, Inc. (The)	174,757	30,654,125
Truist Financial Corp.	505,546	29,483,443
		180,952,983
Beverages — 1.3%
PepsiCo, Inc.	144,146	20,389,452
Biotechnology — 1.2%
AbbVie, Inc.	171,426	18,551,722
Building Products — 2.4%
Johnson Controls International PLC	606,485	36,188,960
Capital Markets — 3.5%
Blackstone Group, Inc. (The)	219,272	16,342,342
Goldman Sachs Group, Inc. (The)	113,164	37,004,628
		53,346,970
Chemicals — 5.2%
Dow, Inc.	418,130	26,735,232
FMC Corp.	163,742	18,111,502
Linde PLC (United Kingdom)	120,069	33,636,130
		78,482,864
Communications Equipment — 1.3%
Cisco Systems, Inc.	386,014	19,960,784
Consumer Finance — 3.6%
Capital One Financial Corp.	220,443	28,046,963
SLM Corp.(a)	1,456,062	26,165,434
		54,212,397
Containers & Packaging — 1.3%
Crown Holdings, Inc.	202,674	19,667,485
Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	347,639	20,215,208
Electrical Equipment — 1.4%
Emerson Electric Co.	237,723	21,447,369
Entertainment — 2.4%
Walt Disney Co. (The)*	199,294	36,773,729
Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.	60,257	9,900,225
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Campus Communities, Inc.	313,051	$13,514,412
American Tower Corp.	49,216	11,765,577
		35,180,214
Food & Staples Retailing — 1.9%
Walmart, Inc.	214,811	29,177,778
Food Products — 1.5%
Mondelez International, Inc. (Class A Stock)	388,287	22,726,438
Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings, Inc.	136,835	21,904,547
Health Care Providers & Services — 2.7%
Cigna Corp.	88,877	21,485,126
Laboratory Corp. of America Holdings*	77,303	19,714,584
		41,199,710
Hotels, Restaurants & Leisure — 2.0%
McDonald’s Corp.	78,171	17,521,248
Royal Caribbean Cruises Ltd.*	143,148	12,254,900
		29,776,148
Household Durables — 1.0%
D.R. Horton, Inc.	162,742	14,503,567
Household Products — 1.0%
Procter & Gamble Co. (The)	109,253	14,796,134
Industrial Conglomerates — 1.2%
General Electric Co.	1,367,005	17,948,776
Insurance — 5.6%
Chubb Ltd.	193,696	30,598,157
Marsh & McLennan Cos., Inc.	123,748	15,072,506
MetLife, Inc.	394,226	23,964,999
RenaissanceRe Holdings Ltd. (Bermuda)	90,835	14,556,309
		84,191,971
Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)*	16,130	33,268,448
Machinery — 3.5%
Deere & Co.	58,889	22,032,730
Fortive Corp.	175,091	12,368,428
Otis Worldwide Corp.	272,464	18,650,161
		53,051,319
Media — 0.8%
Comcast Corp. (Class A Stock)	215,059	11,636,842
Multi-Utilities — 3.7%
Ameren Corp.	271,793	22,113,078
Dominion Energy, Inc.	435,532	33,083,011
		55,196,089
Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	364,930	38,241,014
ConocoPhillips	573,310	30,368,231
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PSF PGIM JENNISON VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Williams Cos., Inc. (The)	630,846	$14,944,742
		83,553,987
Pharmaceuticals — 4.0%
AstraZeneca PLC (United Kingdom), ADR(a)	327,131	16,264,953
Bristol-Myers Squibb Co.	333,708	21,066,986
Eli Lilly & Co.	126,748	23,679,062
		61,011,001
Road & Rail — 2.4%
Union Pacific Corp.	162,018	35,710,387
Semiconductors & Semiconductor Equipment — 4.5%
Broadcom, Inc.	67,995	31,526,562
QUALCOMM, Inc.	80,045	10,613,166
Texas Instruments, Inc.	136,593	25,814,711
		67,954,439
Software — 2.6%
Microsoft Corp.	101,789	23,998,793
PTC, Inc.*	112,991	15,553,211
		39,552,004
Specialty Retail — 3.0%
Lowe’s Cos., Inc.	122,970	23,386,435
Ross Stores, Inc.	181,095	21,715,101
		45,101,536
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	147,259	17,987,687
Trading Companies & Distributors — 1.6%
United Rentals, Inc.*	72,708	23,943,471

Total Long-Term Investments (cost $900,552,480)		1,502,970,251
	Shares	Value

Short-Term Investments — 1.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	8,882,636	$8,882,636
PGIM Institutional Money Market Fund (cost $18,253,943; includes $18,251,333 of cash collateral for securities on loan)(b)(wa)	18,276,425	18,267,286

Total Short-Term Investments (cost $27,136,579)		27,149,922

TOTAL INVESTMENTS—101.2% (cost $927,689,059)		1,530,120,173

Liabilities in excess of other assets — (1.2)%		(18,529,626)

Net Assets — 100.0%		$1,511,590,547

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,620,397; cash collateral of $18,251,333 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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